SIGNIFICANT ACCOUNTING POLICIES - Deferred Drydocking Costs - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - Dss Holdings L P Member - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Significant Accounting Policies [Line Items]
amortization of Deferred drydocking costs	$ 6,997,951	$ 7,430,037	$ 5,111,125
Minimum
Significant Accounting Policies [Line Items]
Vessels dry dock period (in months)	30 months
Maximum
Significant Accounting Policies [Line Items]
Vessels dry dock period (in months)	60 months